Leases - Lease cost allocated expense items (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases
Total	$ 3,136	$ 3,734
Research and development expenses
Leases
Total	1,549	1,658
Selling, general and administrative expenses
Leases
Total	$ 1,587	$ 2,076